Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Other Comprehensive Income

Components of other comprehensive income
	Year ended
	Dec. 31, 2012			Dec 31, 2011			Dec. 31, 2010
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	$80	$50	$130	$(184)	$(11)	$(195)	$(295)	$(68)	$(363)
Reclassification adjustment (a)	-	-	-	-	-	-	(18)	-	(18)
Total foreign currency translation adjustments	80	50	130	(184)	(11)	(195)	(313)	(68)	(381)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	1,611	(604)	1,007	483	(177)	306	1,216	(469)	747
Reclassification adjustment (a)	(162)	56	(106)	(48)	22	(26)	6	12	18
Net unrealized gain (loss) on assets available-for-sale	1,449	(548)	901	435	(155)	280	1,222	(457)	765
Defined benefit plans:
Prior service cost arising during the period	98	(41)	57	-	-	-	22	3	25
Net loss arising during the period	(298)	108	(190)	(741)	298	(443)	(91)	39	(52)
Foreign exchange adjustment	-	-	-	(4)	1	(3)	2	-	2
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	173	(69)	104	114	(45)	69	76	(30)	46
Total defined benefit plans	(27)	(2)	(29)	(631)	254	(377)	9	12	21
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	6	(2)	4	5	(2)	3	12	-	12
Reclassification adjustment	(3)	-	(3)	(2)	2	-	(7)	2	(5)
Net unrealized gain (loss) on cash flow hedges	3	(2)	1	3	-	3	5	2	7
Total other comprehensive income (loss)	$1,505	$(502)	$1,003	$(377)	$88	$(289)	$923	$(511)	$412
(a)	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.

Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
		ASC 820 Adjustments		Unrealized gain (loss) on assets available- for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post- retirement benefits
2009 ending balance	$(136)	$(1,002)	$(67)	$(619)	$(11)	$(1,835)
Adjustments for the cumulative effect of applying ASC 810	-	-	-	24	-	24
Adjusted balance at Jan. 1, 2010	(136)	(1,002)	(67)	(595)	(11)	(1,811)
Change in 2010	(337)	9	12	765	7	456
2010 ending balance	$(473)	$(993)	$(55)	$170	$(4)	$(1,355)
Change in 2011	(178)	(336)	(41)	280	3	(272)
2011 ending balance	$(651)	$(1,329)	$(96)	$450	$(1)	$(1,627)
Change in 2012	112	(65)	36	900	1	984
2012 ending balance	$(539)	$(1,394)	$(60)	$1,350	$-	$(643)